Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Summary of Debt
The components of debt at September 30, 2024 and December 31, 2023 are as follows (in thousands):

	As of September 30,	As of December 31,
	2024	2023
4.60% Senior Notes due to related party due 2026	$37,890	$38,778
Total debt	37,890	38,778
Less: Short-term debt	—	38,778
Total Long-term debt	$37,890	$—